Goodwill (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Goodwill [Line Items]
Opening balance	$ 616,088	$ 588,434
Current period acquisitions (Note 3)		34,576
Prior period acquisitions (Note 3)		7,689
Foreign exchange movement	1,725	(14,611)
Closing balance	$ 617,813	$ 616,088